Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

The Company has received support from its Chairman, Russell Bird through a series of loans prior to 2019 for a total loan of $179,191. The loan is unsecured and due on demand. During the three months ended March 31, 2023, the Company repaid $100,000 of the loan. On June 14, 2023, the company repaid $79,191 and $97,209 of principal and interest, respectively, paying the loan back in full. As of September 30, 2023 and December 31, 2022, the balance due is $0 and $179,191, respectively. Beginning on January 1, 2019, the balance due accrues interest at 12.5%. As of September 30, 2023 and December 31, 2022, total accrued interest is $0 and $90,119, respectively.

The Company executed a new employment agreement with Mr. Wood on April 1, 2022. Per the terms of the agreement Mr. Wood is to be compensated $8,000 per month. As of September 30, 2023 and December 31, 2022, there is $15,000 and $2,000 of accrued compensation, respectively, due to Mr. Wood. During the nine months ended September 30, 2023 and 2022, cash payments of $59,000 and $60,000, respectively, were paid to Mr. Wood.

The Company executed a new employment agreement with its Chairman, Russell Bird, on April 1, 2022. Per the terms of the agreement, which is effective for one year, Mr. Bird is to be compensated $8,000 per month. As of September 30, 2023 and December 31, 2022, there is $46,000 and $50,000 of accrued compensation, respectively, due to Mr. Bird. During the nine months ended September 30, 2023 and 2022, cash payments of $44,000 and $28,000, respectively, were paid to Mr. Bird. Effective June 1, 2023, Mr. Bird resigned from all positions with the Company.

The Company has entered into an at-will consulting agreement with Jonathan Lane to serve as Chief Technology Officer. During the nine months ended September 30, 2023 and 2022, the Company made cash payments to Mr. Lane of $28,000 and $48,000, respectively.

During the nine months ended September 30, 2023 and 2022, the Company paid $13,000 and $21,500, respectively, to the brother of the CEO for services related to development of the Company’s product.

During the nine months ended September 30, 2023 and 2022, the Company paid $0 and $1,000, respectively, to the son of the CEO for website design services.

On September 6, 2023, the Company entered into an intellectual property assignment agreement (the “IP Purchase Agreement”) with Mr. Wood, pursuant to which the Company has agreed to issue to Mr. Wood a total of 2,000,000 shares of Series C Preferred Stock.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company has received support from its Chairman, Russell Bird through a series of loans prior to 2019. These loans are unsecured, and due on demand. As of December 31, 2022 and 2021, the balance due on these loans is $179,191 and $179,191, respectively. Beginning on January 1, 2019, the balance due accrues interest at 12.5%. As of December 31, 2022, total accrued interest is $90,119. During the third quarter Mr. Bird, advanced the Company an additional $1,523. The advance was paid back as of December 31, 2022.

The Company executed a new employment agreement with Mr. Wood on April 1, 2022. Per the terms of the agreement Mr. Wood is to be compensated $8,000 per month. As of December 31, 2022 and 2021, there is $2,000 and $2,000 of accrued compensation, respectively, due to Mr. Wood. During the years ended December 31, 2022 and 2021, cash payments of $84,000 and $48,000, respectively, were paid to Mr. Wood.

The Company executed a new employment agreement with its Chairman, Russell Bird, on April 1, 2022. Per the terms of the agreement, which is effective for one year, Mr. Bird is to be compensated $8,000 per month. As of December 31, 2022 and 2021, there is $50,000 and $45,000 of accrued compensation, respectively, due to Mr. Bird. During the years ended December 31, 2022 and 2021, cash payments of $76,000 and $24,000, respectively, were paid to Mr. Bird.

The Company has entered into an at-will consulting agreement with Jonathan Lane to serve as Chief Technology Officer. During the years ended December 31, 2022 and 2021, the Company made cash payments to Mr. Lane of $66,000 and $26,000, respectively.

During the years ended December 31, 2022 and 2021, the Company paid $9,500  and $9,000, respectively, to the brother of the CEO for services related to development of the Company’s product.

During the years ended December 31, 2022 and 2021, the Company paid $1,000 and $12,000, respectively, to the son of the CEO for website design services.